Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares Percentile	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The following section has been prepared in accordance with the SEC’s pay versus performance (“PvP”) disclosure rule. The PvP rule requires public companies to disclose information reflecting the relationship between the company’s financial performance and a new definition of pay, referred to as “Compensation Actually Paid.” The Compensation Actually Paid amounts shown below may not reflect actual compensation paid to or earned by our NEOs, and Compensation Actually Paid was not used by the Compensation Committee to make any compensation decisions.
The table below includes the required PvP disclosures for the Principal Executive Officer (“PEO”) and the average non-PEO NEO for fiscal years 2025, 2024, 2023, 2022 and 2021. Detailed information on the calculation of the Compensation Actually Paid amounts for the applicable year can be found in footnote (2) below.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 investment based on:		Net Income ($M)(5)	Adjusted Earnings Per Share ($)(6)
					Otis TSR(4)	Peer Group TSR(4)
2025	16,977,877	9,537,971	4,669,800	2,608,175	139	190	1,384	4.05
2024	42,102,257	40,088,639	5,377,739	3,919,059	209	253	1,645	3.83
2023	15,924,194	21,050,577	5,576,098	6,457,863	199	216	1,406	3.54
2022	14,477,875	15,281,897	3,457,622	2,196,543	172	183	1,253	3.17
2021	13,770,306	26,766,637	3,956,450	7,555,268	188	193	1,246	3.01
(1)	The PEO for each year shown in this table is Ms. Marks.
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2025
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-13,182,895
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	11,672,577
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	-6,902,956
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	989,491
Decrease based on Fair Value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting Conditions in the Fiscal Year	-812,039
Increase based on dividends or other earnings paid during year prior to vesting date of award	795,916
Total Adjustments	-7,439,906

Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2025
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	-91,310
Average increase for service cost of pension plans(7)	9,680
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-2,533,240
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	1,785,257
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	-651,337
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	42,961
Average decrease based on Fair Value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting Conditions in the Fiscal Year	-678,638
Average increase based on dividends or other earnings paid during year prior to vesting date of award	55,002
Total Adjustments	-2,061,625
(3)	The names of the non-PEO NEOs in each fiscal year are listed in the table below.

2025	2024	2023	2022	2021
C. Méndez	A. Maheshwari	A. Maheshwari	A. Maheshwari	R. Ghai
P. Zheng	C. Méndez	P. Zheng	R. Ghai	P. Zheng
S. Loh	P. Zheng	T. Embree	P. Zheng	N. LaFreniere
E. Miñarro Viseras	N. LaFreniere	E. Miñarro Viseras	N. LaFreniere	S. de Montlivault
T. Embree	E. Miñarro Viseras		S. de Montlivault

(4)
Otis became an independent publicly traded company on April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from December 31, 2020, through the end of 2025, assuming reinvestment of dividends. The Peer Group for purposes of this table is the S&P 500 Industrials Select Sector Index.

(5)	This represents Otis’ net income calculated in accordance with GAAP.
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2025 to our performance. Adjusted EPS is the performance measure that has the greatest weighting (60%) under our PSUs. We grant 60% of each NEO’s LTI opportunity as PSUs. See Appendix A on pages 108-111 for information on how adjusted EPS is calculated from our audited financial statements.

(7)
Ms. LaFreniere is a participant in the PPP, Ms. Méndez is a participant in the Swiss Base Plan and Swiss Supplementary 1e Plan, and Messrs. de Montlivault and Miñarro Viseras participate in the TCN Plan and the Spanish Defined Benefit – Policy 7179, respectively. None of our other NEOs participate in an Otis-sponsored pension plan.

(8)
For awards granted prior to 2020, we measure the increase or decrease in fair value from April 3, 2020, the date we became an independent publicly traded company. A binomial lattice model was used to estimate the fair value of the SARs. Fair values for our PSUs, which are partly market-based awards because of the TSR multiplier, are based on a Monte Carlo valuation if the PSU TSR measurement period has not ended (i.e., for the 2024 PSUs and 2025 PSUs). Both models are consistent with the grant-date valuation models used for valuations under FASB ASC 718. Below is a description of the assumptions made for the valuations of the SARs and 2024 and 2025 PSUs.

Valuations performed for 2025
PSUs
Range of Weighted Financial Metric Multipliers	97% – 100%
TSR Realized Performance (percentile)	25th – 25th
Historical Volatility	21.7% – 24.5%
Risk-Free Interest Rate	3.4% – 3.4%

Valuations performed for 2025
SARs
Expected Term (years)	2.8 – 4.6
Exercise Price	$76.81 – $94.20
Blended Volatility	21.0% – 22.8%
Dividend Yield	1.6% – 1.9%
Risk-Free Interest Rate	3.5% – 4.2%
Expected term estimates for measurements in the current fiscal year were calculated by taking the difference between (A) the expected term as of the grant date and (B) the time since grant. This difference was then (C) divided by the stock-to-strike ratio as of the current measurement date, therefore extending the expected term for out-of-the-money SARs and shortening the term for in-the-money SARs. Volatility is calculated from daily stock prices, term matched for the expected term. Dividend Yield is calculated as the quarterly dividend amount divided by the three-month average stock price on the valuation date, annualized and continuously compounded. Risk-free rate is the continuously compounded, term-matching, zero-coupon rate from the valuation date.
Estimated fair values of the unvested PSU awards, which vest based upon financial performance metrics and a relative TSR modifier, were valued using a Monte Carlo simulation as of December 31, 2025:

Award	Discount for Lack of Marketability	TSR Modifier Fair Value (per target shares)(a)	TSR Modifier Fair Value Factor (as % of valuation date stock price)
2025 PSUs	N/A	$85.04	97.36
2024 July PSUs(b)	6.74%	$73.96	84.67
2024 PSUs	N/A	$79.30	90.78
As the TSR performance period for the 2023 PSUs was completed as of December 31, 2025, no TSR modifier was calculated for the relevant 2025 valuations. To calculate total PSU fair value as of each measurement date for each NEO, the TSR modifier fair value shown in the table above was multiplied by (i) the corresponding expected payout from the performance goals described on pages 62-65 and (ii) the number of target performance units unvested and outstanding plus dividend equivalent units accrued at the time.
(a)	Target shares are defined as a payout of 100%, such that the maximum payout is 120% given the TSR multiplier.
(b)	This PSU award has a mandatory one-year post-vest holding period. As such, a discount is applied to the award to reflect the lack of marketability due to the holding period restriction.

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote
(1)	The PEO for each year shown in this table is Ms. Marks.
(3)	The names of the non-PEO NEOs in each fiscal year are listed in the table below.

2025	2024	2023	2022	2021
C. Méndez	A. Maheshwari	A. Maheshwari	A. Maheshwari	R. Ghai
P. Zheng	C. Méndez	P. Zheng	R. Ghai	P. Zheng
S. Loh	P. Zheng	T. Embree	P. Zheng	N. LaFreniere
E. Miñarro Viseras	N. LaFreniere	E. Miñarro Viseras	N. LaFreniere	S. de Montlivault
T. Embree	E. Miñarro Viseras		S. de Montlivault

Peer Group Issuers, Footnote
(4)
Otis became an independent publicly traded company on April 3, 2020. The TSR calculations for Otis and the Peer Group are based on a fixed $100 investment from December 31, 2020, through the end of 2025, assuming reinvestment of dividends. The Peer Group for purposes of this table is the S&P 500 Industrials Select Sector Index.

PEO Total Compensation Amount	$ 16,977,877	$ 42,102,257	$ 15,924,194	$ 14,477,875	$ 13,770,306
PEO Actually Paid Compensation Amount	$ 9,537,971	40,088,639	21,050,577	15,281,897	26,766,637
Adjustment To PEO Compensation, Footnote
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Summary Compensation Table Total for PEO	2025
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-13,182,895
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	11,672,577
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	-6,902,956
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	989,491
Decrease based on Fair Value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting Conditions in the Fiscal Year	-812,039
Increase based on dividends or other earnings paid during year prior to vesting date of award	795,916
Total Adjustments	-7,439,906

Non-PEO NEO Average Total Compensation Amount	$ 4,669,800	5,377,739	5,576,098	3,457,622	3,956,450
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,608,175	3,919,059	6,457,863	2,196,543	7,555,268
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The year-over-year variation in the amounts reported is highly correlated with changes in our stock price. The following tables set forth the adjustments made from the Summary Compensation Table total for the PEO and the Average Summary Compensation Table total for the non-PEO NEOs to determine the Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs under the rule.

Adjustments from Average Summary Compensation Table Total for Non-PEO NEOs	2025
Average deduction for change in actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table(7)	-91,310
Average increase for service cost of pension plans(7)	9,680
Average deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	-2,533,240
Average increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end(8)	1,785,257
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(8)	-651,337
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(8)	42,961
Average decrease based on Fair Value as of the prior fiscal year end of equity awards granted in prior fiscal years that failed to meet vesting Conditions in the Fiscal Year	-678,638
Average increase based on dividends or other earnings paid during year prior to vesting date of award	55,002
Total Adjustments	-2,061,625

Equity Valuation Assumption Difference, Footnote
(8)
For awards granted prior to 2020, we measure the increase or decrease in fair value from April 3, 2020, the date we became an independent publicly traded company. A binomial lattice model was used to estimate the fair value of the SARs. Fair values for our PSUs, which are partly market-based awards because of the TSR multiplier, are based on a Monte Carlo valuation if the PSU TSR measurement period has not ended (i.e., for the 2024 PSUs and 2025 PSUs). Both models are consistent with the grant-date valuation models used for valuations under FASB ASC 718. Below is a description of the assumptions made for the valuations of the SARs and 2024 and 2025 PSUs.

Valuations performed for 2025
PSUs
Range of Weighted Financial Metric Multipliers	97% – 100%
TSR Realized Performance (percentile)	25th – 25th
Historical Volatility	21.7% – 24.5%
Risk-Free Interest Rate	3.4% – 3.4%

Valuations performed for 2025
SARs
Expected Term (years)	2.8 – 4.6
Exercise Price	$76.81 – $94.20
Blended Volatility	21.0% – 22.8%
Dividend Yield	1.6% – 1.9%
Risk-Free Interest Rate	3.5% – 4.2%
Expected term estimates for measurements in the current fiscal year were calculated by taking the difference between (A) the expected term as of the grant date and (B) the time since grant. This difference was then (C) divided by the stock-to-strike ratio as of the current measurement date, therefore extending the expected term for out-of-the-money SARs and shortening the term for in-the-money SARs. Volatility is calculated from daily stock prices, term matched for the expected term. Dividend Yield is calculated as the quarterly dividend amount divided by the three-month average stock price on the valuation date, annualized and continuously compounded. Risk-free rate is the continuously compounded, term-matching, zero-coupon rate from the valuation date.
Estimated fair values of the unvested PSU awards, which vest based upon financial performance metrics and a relative TSR modifier, were valued using a Monte Carlo simulation as of December 31, 2025:

Award	Discount for Lack of Marketability	TSR Modifier Fair Value (per target shares)(a)	TSR Modifier Fair Value Factor (as % of valuation date stock price)
2025 PSUs	N/A	$85.04	97.36
2024 July PSUs(b)	6.74%	$73.96	84.67
2024 PSUs	N/A	$79.30	90.78
As the TSR performance period for the 2023 PSUs was completed as of December 31, 2025, no TSR modifier was calculated for the relevant 2025 valuations. To calculate total PSU fair value as of each measurement date for each NEO, the TSR modifier fair value shown in the table above was multiplied by (i) the corresponding expected payout from the performance goals described on pages 62-65 and (ii) the number of target performance units unvested and outstanding plus dividend equivalent units accrued at the time.
(a)	Target shares are defined as a payout of 100%, such that the maximum payout is 120% given the TSR multiplier.
(b)	This PSU award has a mandatory one-year post-vest holding period. As such, a discount is applied to the award to reflect the lack of marketability due to the holding period restriction.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most important financial performance measures
In our assessment, the most important financial performance measures used to link Compensation Actually Paid to our NEOs in 2025 to our performance are those used in our 2025 STI and LTI programs:

• Adjusted EPS(1) • Adjusted net income(1) • Adjusted free cash flow(1)	• Organic sales growth(1) • New Equipment and Modernization Orders growth(1) • Net Portfolio Unit Growth • Relative TSR

For more information on these measures, see the “STI compensation” section on pages 58-61 and “LTI compensation” section on pages 62-65.
(1)
Refer to Appendix A on pages 108-111 and Appendix B on page 112 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures. The definitions of non-GAAP measures in Appendix A may differ from the definitions of measures used for the STI program in Appendix B.

Total Shareholder Return Amount	$ 139	209	199	172	188
Peer Group Total Shareholder Return Amount	190	253	216	183	193
Net Income (Loss)	$ 1,384,000,000	$ 1,645,000,000	$ 1,406,000,000	$ 1,253,000,000	$ 1,246,000,000
Company Selected Measure Amount | $ / shares	4.05	3.83	3.54	3.17	3.01
PEO Name	Ms. Marks	Ms. Marks	Ms. Marks	Ms. Marks	Ms. Marks
Percentage of Weighting Under PSUs	60.00%
Percentage of Each NEO’s LTI Opportunity Granted as PSUs	60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Financial Metric Multipliers, Minimum for Performance Share Units	97.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Financial Metric Multipliers, Maximum for Performance Share Units	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Minimum for Performance Share Units | Percentile	25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Total Shareholder Return Realized Performance (Percentile), Maximum for Performance Share Units | Percentile	25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Historical Volatility Rate, Minimum for Performance Share Units	21.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Historical Volatility Rate, Maximum for Performance Share Units	24.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Performance Share Units	3.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Performance Share Units	3.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum for Stock Appreciation Rights	2 years 9 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum for Stock Appreciation Rights	4 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Minimum for Stock Appreciation Rights | $ / shares	$ 76.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price, Maximum for Stock Appreciation Rights | $ / shares	$ 94.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Blended Volatility Rate, Minimum for Stock Appreciation Rights	21.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Blended Volatility Rate, Maximum for Stock Appreciation Rights	22.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Yield, Minimum for Stock Appreciation Rights	1.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Dividend Yield, Maximum for Stock Appreciation Rights	1.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum for Stock Appreciation Rights	3.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum for Stock Appreciation Rights	4.20%
Target Shares Payout Percentage	100.00%
Target Shares Maximum Payout Percentage	120.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
The Compensation Committee has made the assessment that adjusted earnings per share (“adjusted EPS”), which is calculated on a diluted basis, represents the most important financial measure used by Otis to link Compensation Actually Paid to our PEO and non-PEO NEOs for 2025 to our performance. Adjusted EPS is the performance measure that has the greatest weighting (60%) under our PSUs. We grant 60% of each NEO’s LTI opportunity as PSUs. See Appendix A on pages 108-111 for information on how adjusted EPS is calculated from our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income
Non-GAAP Measure Description
(1)
Refer to Appendix A on pages 108-111 and Appendix B on page 112 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures. The definitions of non-GAAP measures in Appendix A may differ from the definitions of measures used for the STI program in Appendix B.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted free cash flow
Non-GAAP Measure Description
(1)
Refer to Appendix A on pages 108-111 and Appendix B on page 112 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures. The definitions of non-GAAP measures in Appendix A may differ from the definitions of measures used for the STI program in Appendix B.

Measure:: 4
Pay vs Performance Disclosure
Name	Organic sales growth
Non-GAAP Measure Description
(1)
Refer to Appendix A on pages 108-111 and Appendix B on page 112 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures. The definitions of non-GAAP measures in Appendix A may differ from the definitions of measures used for the STI program in Appendix B.

Measure:: 5
Pay vs Performance Disclosure
Name	New Equipment and Modernization Orders growth
Non-GAAP Measure Description
(1)
Refer to Appendix A on pages 108-111 and Appendix B on page 112 for information on what is included in these definitions. Appendix A also provides a reconciliation of the non-GAAP financial measures to the corresponding GAAP financial measures. The definitions of non-GAAP measures in Appendix A may differ from the definitions of measures used for the STI program in Appendix B.

Measure:: 6
Pay vs Performance Disclosure
Name	Net Portfolio Unit Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Relative TSR
Two Thousand Twenty Five Performance Share Units [Member]
Pay vs Performance Disclosure
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares	$ 85.04
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)	97.36%
Two Thousand Twenty Four July Performance Share Units [Member]
Pay vs Performance Disclosure
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares		$ 73.96
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)		84.67%
Discount for Lack of Marketability		6.74%
Two Thousand Twenty Four Performance Share Units [Member]
Pay vs Performance Disclosure
Total Shareholder Returns Modifier Fair Value (Per Target Shares) | $ / shares		$ 79.3
Total Shareholder Return Modifier Fair Value Factor (as Percentage of Valuation Date Stock Price)		90.78%
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,439,906)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,182,895)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,672,577
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,902,956)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	989,491
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(812,039)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	795,916
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,061,625)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,533,240)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,785,257
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(651,337)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,961
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(678,638)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,002
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,310)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,680